Shareholder Report, Line Graph (Details) - USD ($)														12 Months Ended
	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Jun. 28, 2021	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Jul. 02, 2018	Feb. 28, 2018	Feb. 28, 2017	Apr. 27, 2016	Feb. 28, 2016	Feb. 28, 2015	Feb. 28, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena Mid Cap Value Fund - Investor Class
Accumulated Value	$ 21,416	$ 19,303	$ 18,931		$ 16,108	$ 11,382	$ 12,042		$ 13,107	$ 12,126		$ 8,556	$ 10,000	$ 21,055
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena Mid Cap Value Fund - Institutional Class
Accumulated Value	2,205,890	1,980,646	1,934,718		1,639,756	1,154,278	1,217,252		1,320,536	1,218,611		856,933	1,000,000	$ 2,176,584
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena Emerging Markets Value Fund - Investor Class
Accumulated Value	16,223	13,995	14,486		14,441	10,806	12,259		13,175	10,761		7,598	10,000	$ 17,775
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena Emerging Markets Value Fund - Institutional Class
Accumulated Value	1,669,063	1,434,897	1,480,923		1,470,113	1,097,406	1,240,200		1,327,452	1,082,454		762,248	1,000,000	$ 1,834,554
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena Small Cap Value Fund - Investor Class
Accumulated Value	19,750	17,420	16,381		14,886	10,751	12,245		11,959	11,972	$ 10,000			$ 18,930
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena Small Cap Value Fund - Institutional Class
Accumulated Value	2,019,041	1,775,154	1,666,850		1,510,382	1,087,606	1,236,893		1,202,878	1,200,233	1,000,000			$ 1,940,250
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena International Small Cap Value Fund - Investor Class
Accumulated Value	12,725	11,796	10,674		9,983	7,787	9,252	$ 10,000						$ 13,827
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena International Small Cap Value Fund - Institutional Class
Accumulated Value	1,292,046	1,194,334	1,078,582		1,004,980	782,673	926,763	1,000,000						$ 1,408,173
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena International Value Fund - Investor Class
Accumulated Value	10,213	9,689	9,657	$ 10,000										$ 12,120
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Pzena International Value Fund - Institutional Class
Accumulated Value	1,028,142	972,221	967,068	1,000,000										$ 1,223,176
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000 Total Return
Accumulated Value	28,001	21,570	23,498		20,663	15,388	14,271		13,593	11,648		9,279	10,000	$ 33,072
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Value Total Return
Accumulated Value	19,333	17,438	18,055		15,872	12,427	12,599		12,275	11,639		8,828	10,000	$ 21,589
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000 Total Return
Accumulated Value	2,800,073	2,156,979	2,349,802		2,066,322	1,538,771	1,427,114		1,359,258	1,164,751		927,875	1,000,000	$ 3,307,246
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Value Total Return
Accumulated Value	1,933,270	1,743,783	1,805,481		1,587,182	1,242,666	1,259,862		1,227,527	1,163,915		882,847	1,000,000	$ 2,158,909
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	12,805	11,777	13,902		15,565	11,441	11,660		12,940	9,915		7,659	10,000	$ 14,095
MSCI EM (EMERGING MARKETS) VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Accumulated Value	12,325	10,916	12,484		12,733	10,177	11,216		12,090	9,869		7,453	10,000	$ 13,194
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	1,280,526	1,177,689	1,390,169		1,556,509	1,144,092	1,166,048		1,293,993	991,487		765,877	1,000,000	$ 1,409,516
MSCI EM (EMERGING MARKETS) VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Accumulated Value	1,232,504	1,091,642	1,248,355		1,273,323	1,017,656	1,121,574		1,208,980	986,940		$ 745,310	$ 1,000,000	$ 1,319,399
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000 Total Return Index
Accumulated Value	19,802	17,994	19,145		20,370	13,490	14,189		13,439	12,161	10,000			$ 21,127
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000 Value Total Return
Accumulated Value	18,644	17,654	18,466		17,317	12,276	13,534		12,961	12,587	10,000			$ 20,057
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000 Total Return Index
Accumulated Value	1,980,203	1,799,378	1,914,538		2,036,957	1,349,009	1,418,870		1,343,891	1,216,069	1,000,000			$ 2,112,708
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000 Value Total Return
Accumulated Value	1,864,414	1,765,405	1,846,622		1,731,724	1,227,619	1,353,379		$ 1,296,059	$ 1,258,745	$ 1,000,000			$ 2,005,731
MSCI World ex-USA IMI Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World ex-USA IMI Index Gross (USD)
Accumulated Value	13,779	12,146	12,669		12,153	9,792	9,787	10,000						$ 15,122
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI WORLD ex USA SMALL CAP Net (USD)
Accumulated Value	11,701	11,068	12,253		12,256	9,279	9,370	10,000						$ 12,535
MSCI World ex USA Small Cap Value index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World ex USA Small Cap Value index Net (USD)
Accumulated Value	11,874	11,180	11,905		11,306	9,204	9,465	10,000						$ 12,974
MSCI World ex-USA IMI Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World ex-USA IMI Index Gross (USD)
Accumulated Value	1,377,925	1,214,581	1,266,899		1,215,295	979,248	978,739	1,000,000						$ 1,512,194
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI WORLD ex USA SMALL CAP Net (USD)
Accumulated Value	1,170,076	1,106,771	1,225,341		1,225,614	927,861	936,995	1,000,000						$ 1,253,528
MSCI World ex USA Small Cap Value index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World ex USA Small Cap Value index Net (USD)
Accumulated Value	1,187,412	1,117,980	1,190,500		$ 1,130,632	$ 920,361	$ 946,529	$ 1,000,000						$ 1,297,447
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Net (USD)
Accumulated Value	10,482	9,161	9,459	10,000										$ 11,401
MSCI EAFE VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE VALUE Net (USD)
Accumulated Value	11,127	9,924	9,864	10,000										$ 12,806
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Net (USD)
Accumulated Value	1,048,156	916,132	945,866	1,000,000										$ 1,140,081
MSCI EAFE VALUE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE VALUE Net (USD)
Accumulated Value	$ 1,112,727	$ 992,405	$ 986,358	$ 1,000,000										$ 1,280,590